CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2017
CONTRACTUAL OBLIGATIONS [Abstract]
CONTRACTUAL OBLIGATIONS
21.	CONTRACTUAL OBLIGATIONS

As of December 31, 2017, the Company had the following contractual commitments:

		Estimated maturity date
	Total	Due less than one year	Less than one year	1-2 years	3-5 years	More than 5 years
Financial indebtedness (1)	4,088.8	-	1,477.6	2,611.2	-	-
Purchase obligations (2)	565.3	-	565.3	-	-	-
Financial Leases	1,227.6	28.1	139.5	279.0	279.0	501.9
Total	5,881.7	28.1	2,182.4	2,890.2	279.0	501.9

(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13

(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.

Almost all the financial indebtedness of TGS and the totality of the obligations corresponding to gas purchases are denominated in U.S. dollars which have been translated into Argentine pesos at the exchange rate as of December 31, 2017 (U.S.$ 1.00 = Ps. 18.659). The amounts to be paid in pesos could vary depending on the actual fluctuations in the exchange rate. For future information, see Note 16.1.1.

Additionally, see Note 20 - Technical, Financial and Operational Assistance Agreement.